FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)

	(In thousands)
December 31, 2013:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$498	$498	$-	$-
Securities available for sale
U.S. agency	31,808	-	31,808	-
U.S. agency residential mortgage-backed	203,460	-	203,460	-
Private label residential mortgage-backed	6,788	-	6,788	-
Other asset backed	45,185	-	45,185	-
Obligations of states and political subdivisions	153,678	-	153,678	-
Corporate	19,137	-	19,137	-
Trust preferred	2,425	-	2,425	-
Loans held for sale	20,390	-	20,390	-
Derivatives (1)	494	-	494	-
Liabilities
Derivatives (2)	-	-	-	-

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	7,773	-	-	7,773
Impaired loans (4)
Commercial
Income producing - real estate	1,997	-	-	1,997
Land, land development & construction-real estate	673	-	-	673
Commercial and industrial	2,927	-	-	2,927
Mortgage
1-4 Family	1,455	-	-	1,455
Resort Lending	340	-	-	340
Other real estate (5)
Commercial
Income producing - real estate	559	-	-	559
Land, land development & construction-real estate	1,047	-	-	1,047
Mortgage
1-4 Family	337	-	-	337
Resort Lending	1,257	-	-	1,257
Installment
Home equity - 1st lien	29	-	-	29
Payment plan receivables
Full refund/partial refund	2,668	-	-	2,668

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2012:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$110	$110	$-	$-
Securities available for sale
U.S. agency	30,667	-	30,667	-
U.S. agency residential mortgage-backed	127,412	-	127,412	-
Private label residential mortgage-backed	8,194	-	8,194	-
Obligations of states and political subdivisions	39,051	-	39,051	-
Trust preferred	3,089	-	3,089	-
Loans held for sale	47,487	-	47,487	-
Derivatives (1)	1,368	-	1,368	-
Liabilities
Derivatives (2)	1,320	-	861	459

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,814	-	-	8,814
Impaired loans (4)
Commercial
Income producing - real estate	3,727	-	-	3,727
Land, land development & construction-real estate	2,882	-	-	2,882
Commercial and industrial	6,581	-	-	6,581
Mortgage
1-4 Family	2,694	-	-	2,694
Resort Lending	380	-	-	380
Other real estate (5)
Commercial
Income producing - real estate	86	-	-	86
Land, land development & construction-real estate	3,190	-	-	3,190
Mortgage
1-4 Family	405	-	-	405
Resort Lending	3,535	-	-	3,535
Installment
Home equity - 1st lien	59	-	-	59
Loans held for sale relating to branch sale	3,292	-	3,292	-

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets
Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)
2013
Trading securities	$388	$-	$388
Loans held for sale	-	(1,477)	(1,477)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31 follows:

	(Liability)
	Amended Warrant
	2013	2012
	(In thousands)
Beginning balance	$(459)	$(174)
Total gains (losses) realized and unrealized:
Included in results of operations	(1,025)	(285)
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Reclassification to shareholders’ equity	1,484	-
Transfers in and/or out of Level 3	-	-
Ending balance	$-	$(459)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$-	$(285)

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis at December 31 follows:

	Asset (Liability) Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
2013
Capitalized mortgage loan servicing rights	$7,773	Present value of net servicing revenue	Discount rate	10.09%
			Cost to service	$81
			Ancillary income	29
			Float rate	1.79%
Impaired loans
Commercial	5,597	Sales comparison approach	Adjustment for differences between comparable sales	(1.9)%
		Income approach	Capitalization rate	9.3

Mortgage	1,795	Sales comparison approach	Adjustment for differences between comparable sales	3.2

Other real estate
Commercial	1,606	Sales comparison approach	Adjustment for differences between comparable sales	(5.7)

Mortgage and Installment	1,623	Sales comparison approach	Adjustment for differences between comparable sales	55.7

Payment plan receivables	2,668	Sales comparison approach	Adjustment for differences between comparable sales	10.4

2012
Capitalized mortgage loan servicing rights	$8,814	Present value of net servicing revenue	Discount rate	11.00%
			Cost to service	$83
			Ancillary income	43
			Float rate	0.84%
Impaired loans
Commercial	13,190	Sales comparison approach	Adjustment for differences between comparable sales	16.7%
		Income approach	Capitalization rate	10.8

Mortgage	3,074	Sales comparison approach	Adjustment for differences between comparable sales	9.5

Other real estate
Commercial	3,276	Sales comparison approach	Adjustment for differences between comparable sales	(12.4)
		Income approach	Capitalization rate	12.3

Mortgage and Installment	3,999	Sales comparison approach	Adjustment for differences between comparable sales	(6.3)

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2013	$20,390	$366	$20,024
2012	47,487	1,843	45,644
2011	44,801	1,403	43,398